INCOME TAXES (Operating Loss and Tax Credit Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,441	$ 1,477
Tax credit carryforwards	638	210
Total operating loss and tax credit carryforwards	2,079	1,687
Undistributed earnings of foreign subsidiaries	6,014	6,218
Expiring Within Five Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	245	222
Tax credit carryforwards	32	39
Expiring After Five Years or Having Indefinite Expiration [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,196	1,255
Tax credit carryforwards	$ 606	$ 171